Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of initial application of standards or interpretations [abstract]
Schedule of Classification of Financial Instruments

The following table outlines the classification of financial instruments under IAS 39 and the revised classification on the adoption of IFRS 9:

	Original classification	New classification
	under IAS 39	under IFRS 9
Financial Assets
Cash and cash equivalents	Loans and receivables	Amortized cost
Short-term investments	FVTPL	Amortized cost

Financial Liabilities
Accounts payable and accrued liabilities	Amortized costs	Amortized cost
Convertible debentures	Amortized cost
Covid-19 government support loans	Amortized cost

Schedule of Property and Equipment

Property and equipment are recorded at cost. Depreciation is calculated based on the estimated useful life of the asset using the following method and useful lives:

Machinery and equipment	Straight Line, 5 years
Leasehold improvements	Straight Line, 5 years or life of the lease, whichever is less
Office equipment	Straight Line, 3 - 5 years